Components of other comprehensive income (loss)	12 Months Ended
Dec. 31, 2018
Components of other comprehensive income (loss)
Components of other comprehensive income (loss)

22.  Components of other comprehensive income (loss)

An analysis of the other comprehensive income for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018		2017		2016
Derivative financial instruments:
Reclassification of call options and forwards during the year to profit or loss (Note 4)	Ps.	(455,009)	Ps.	52,097	Ps.	353,943
Extrinsic value of changes on jet fuel Asian call options		227,509		(81,182)		277,899
Extrinsic value of changes on jet fuel Zero cost collars		(122,948)		—		—
Gain (loss) of the matured foreign currency forward contracts		66,757		(13,380)		—
Gain (loss) of the not-yet matured interest rate swap contracts		—		317		(7,148)
Total	Ps.	(283,691)	Ps.	(42,148)	Ps.	624,694